Other income (expenses)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Income Expenses [Abstract]
Other income (expenses)
17	Other income (expenses)

	2017	2016
	$	$

Gain on sale of supplies and fixed assets	58	59
Interest income	36	89
Reversal of legal accrual	-	704
Miscellaneous income (expenses)	724	722
	818	1,574